SEGMENT INFORMATION (Tables)	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
SEGMENT INFORMATION
Schedule of reconciliations of segment revenues

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

	For The Three	For The Six
	Months Ended	Months Ended
	June 30, 2026	June 30, 2026
General and administrative expenses	$82,675	$119,944